FHLB Advances and Other Borrowings - Weighted Average Cost and Amount of Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Federal Home Loan Banks [Abstract]
Weighted average interest rate at end of year	3.15%	3.35%	3.52%
Weighted daily average interest rate during the year	3.22%	3.57%	3.56%
Daily average of FHLB advances during the year	$ 1,992,434	$ 1,848,904	$ 1,955,205
Maximum amount of FHLB advances at any month end	2,080,000	1,930,000	2,205,000
Interest expense during the year (excludes interest rate swap expense)	$ 64,058	$ 64,331	$ 68,307